Business combinations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) item company	Dec. 31, 2024 USD ($) item company		Dec. 31, 2023 USD ($)	[1]
Business combinations
Percentage of impact on revenue and Adjusted Operating Profit for business combination to be considered material	5.00%
Percentage of impact on goodwill for business combination to be considered material	10.00%
Number of individually material acquisitions | item	0	0
Percentage of share capital acquired	100.00%
Number of companies and businesses acquired | company	36	36
Total purchase consideration	$ 115	$ 232
Cash outflow on current and past acquisitions	$ 121	$ 219	[1]	$ 298

[1]	Refer to foreign currency translation in material accounting policies section